UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
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13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
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Title:    Managing Member
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Phone:    203-227-3601
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Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          February 9, 2004
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   103
                                         ---------------------
Form 13F Information Table Value Total:   $ 1,442,182
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     3708       248050      SH    Sole                 248050
Abercrombie & Fitch              COM          002896207      247        10000      SH    Sole                  10000
AdvancePCS                       COM          00790K109    67035      1269843      SH    Sole                1269843
Airgas, Inc.                     COM          009363102    14196       660900      SH    Sole                 660900
American Eagle Outfitters, Inc   COM          02553E106      410        25000      SH    Sole                  25000
American Management Systems, I   COM          027352103    22238      1474660      SH    Sole                1474660
AmerisourceBergen Corp.          COM          03073E105     3083        54908      SH    Sole                  54908
Applebees International, Inc.    COM          037899101    17396       442200      SH    Sole                 442200
Arbitron, Inc.                   COM          03875Q108    10055       241000      SH    Sole                 241000
Ariba, Inc.                      COM          04033V104     3293      1097600      SH    Sole                1097600
Arthur J. Gallagher & Company    COM          363576109    22496       692400      SH    Sole                 692400
Aspen Technology, Inc.           COM          045327103     4140       403467      SH    Sole                 403467
BankUnited Financial Corp. - C   COM          06652B103    28078      1088700      SH    Sole                1088700
Beasley Broadcast Group, Inc.    COM          074014101     7615       460400      SH    Sole                 460400
Big Lots, Inc.                   COM          089302103    22938      1614206      SH    Sole                1614206
Bristol-Myers Squibb Company     COM          110122108      229         8000      SH    Sole                   8000
Brown & Brown                    COM          115236101    15897       487500      SH    Sole                 487500
Cardinal Health, Inc.            COM          14149Y108     4477        73194      SH    Sole                  73194
Ceridian Corp.                   COM          156779100    13820       660000      SH    Sole                 660000
Charles River Laboratories Int   COM          159864107    19101       556400      SH    Sole                 556400
Checkpoint Systems, Inc.         COM          162825103    12984       686600      SH    Sole                 686600
ChoicePoint, Inc.                COM          170388102      762        20000      SH    Sole                  20000
Comcast Corporation Class A      COM          20030N101      257         7823      SH    Sole                   7823
Computer Associates Internatio   COM          204912109    42131      1541000      SH    Sole                1541000
Constellation Brands, Inc.       COM          21036P108    14977       454800      SH    Sole                 454800
Cox Radio, Inc. - Class A        COM          224051102    24531       972300      SH    Sole                 972300
Cullen/Frost Bankers, Inc.       COM          229899109     1014        25000      SH    Sole                  25000
DST Systems, Inc.                COM          233326107      960        23000      SH    Sole                  23000
Darden Restaurants, Inc.         COM          237194105    12933       614700      SH    Sole                 614700
Del Monte Foods Company          COM          24522P103    19812      1905000      SH    Sole                1905000
Devry, Inc.                      COM          251893103    28452      1132200      SH    Sole                1132200
Downey Financial Corp.           COM          261018105     5916       120000      SH    Sole                 120000
DuPont Photomasks, Inc.          COM          26613X101    16686       691200      SH    Sole                 691200
Duane Reade, Inc.                COM          263578106    13380       790800      SH    Sole                 790800
EGL Incorporated                 COM          268484102     8755       498000      SH    Sole                 498000
Emmis Communications Corp.       COM          291525103    46748      1728200      SH    Sole                1728200
FEI Company                      COM          30241L109      270        12000      SH    Sole                  12000
FNB Corporation                  COM          302520101    37948      1070466      SH    Sole                1070466
Fairchild Semiconductor Corp.    COM          303726103    18790       752500      SH    Sole                 752500
FedEx Corp.                      COM          31428X106      506         7500      SH    Sole                   7500
First Essex Bancorp, Inc.        COM          320103104    23026       396050      SH    Sole                 396050
First Niagara Financial Group,   COM          33582V108      150        10000      SH    Sole                  10000
Fisher Scientific Internationa   COM          338032204    10363       250500      SH    Sole                 250500
Florida East Coast Industries    COM          340632108     8317       251265      SH    Sole                 251265
Forest Oil Corp.                 COM          346091705    19522       683300      SH    Sole                 683300
Gaylord Entertainment Company    COM          367905106    25372       850000      SH    Sole                 850000
General Communications, Inc.     COM          369385109     7303       839450      SH    Sole                 839450
Harbor Florida Bancshares, Inc   COM          411901101     2893        97278      SH    Sole                  97278
Helmerich & Payne                COM          423452101      369        13200      SH    Sole                  13200
Hilb, Rogal & Hamilton Company   COM          431294107    29678       925400      SH    Sole                 925400
Houston Exploration Company      COM          442120101    20042       548800      SH    Sole                 548800
Hudson United Bancorp            COM          444165104    11471       310450      SH    Sole                 310450
IMS Health, Inc.                 COM          449934108    21144       850526      SH    Sole                 850526
ITT Educational Services, Inc.   COM          45068B109    35730       760700      SH    Sole                 760700
Insight Communications Company   COM          45768V108    21735      2102050      SH    Sole                2102050
Interpublic Group of Companies   COM          460690100      936        60000      SH    Sole                  60000
JLG Industries, Inc.             COM          466210101     5944       390250      SH    Sole                 390250
Laboratory Corporation of Amer   COM          50540R409     1016        27500      SH    Sole                  27500
Landstar System, Inc.            COM          515098101    17166       451268      SH    Sole                 451268
Lincare Holdings, Inc.           COM          532791100      722        24000      SH    Sole                  24000
MRO Software, Inc.               COM          55347W105     7793       577700      SH    Sole                 577700
Map Info Corp.                   COM          565105103    11067      1096800      SH    Sole                1096800
MatrixOne, Inc.                  COM          57685P304     6622      1075000      SH    Sole                1075000
National Commerce Financial Co   COM          63545P104      546        20000      SH    Sole                  20000
Nieman Marcus B shares           COM          640204301     1225        24500      SH    Sole                  24500
Orient Express Hotels Ltd - A    COM          G67743107    16087       979100      SH    Sole                 979100
Overnite Corp.                   COM          690322102    23319      1025000      SH    Sole                1025000
Owens & Minor, Inc.              COM          690732102     6250       285250      SH    Sole                 285250
Parametric Technology Corp.      COM          699173100      276        70000      SH    Sole                  70000
People's Bank                    COM          710198102    10335       317500      SH    Sole                 317500
PeopleSoft, Inc.                 COM          712713106    24798      1088088      SH    Sole                1088088
Peregrine Systems, Inc.          COM          71366Q200     4818       250300      SH    Sole                 250300
Perkin Elmer, Inc.               COM          714046109    13997       820000      SH    Sole                 820000
Perot Systems Corp.              COM          714265105    20541      1523800      SH    Sole                1523800
Pogo Producing Company           COM          730448107    26459       547800      SH    Sole                 547800
Praxair, Inc.                    COM          74005P104      917        24000      SH    Sole                  24000
Precision Castparts Corp.        COM          740189105    16043       353300      SH    Sole                 353300
Priority Healthcare Corp.        COM          74264T102    16844       700650      SH    Sole                 700650
Reynolds & Reynolds, Inc.        COM          761695105     9226       317600      SH    Sole                 317600
Rockwell Collins, Inc.           COM          774341101      901        30000      SH    Sole                  30000
Rogers Corp.                     COM          775133101     7271       164800      SH    Sole                 164800
Ruby Tuesday, Inc.               COM          781182100    25362       890200      SH    Sole                 890200
Saks, Inc.                       COM          79377w108    14587       969900      SH    Sole                 969900
Salem Communications Corp.       COM          794093104    16189       596925      SH    Sole                 596925
Schering Plough Corp.            COM          806605101      365        21000      SH    Sole                  21000
Seacoast Financial Services Co   COM          81170Q106     6553       239425      SH    Sole                 239425
St. Joe Company                  COM          790148100    10756       288450      SH    Sole                 288450
Sterling Financial Corp.         COM          859319105    13352       390168      SH    Sole                 390168
Stone Energy Corp.               COM          861642106    16246       382700      SH    Sole                 382700
Synopsys, Inc.                   COM          871607107    37182      1098100      SH    Sole                1098100
Synplicity Inc.                  COM          87160Y108      663        84500      SH    Sole                  84500
Taylor Capital Group, Inc.       COM          876851106    12584       491000      SH    Sole                 491000
Texas Instruments, Inc.          COM          882508104     8300       282512      SH    Sole                 282512
The J.M. Smucker Company         COM          832696405     1049        23154      SH    Sole                  23154
The South Financial Group, Inc   COM          837841105    10223       368400      SH    Sole                 368400
TriZetto Group, Inc.             COM          896882107     7385      1145000      SH    Sole                1145000
Triad Hospitals, Inc.            COM          89579K109    15355       461521      SH    Sole                 461521
Universal Health Services, Inc   COM          913903100    61125      1137850      SH    Sole                1137850
Unocal Corp.                     COM          915289102    30184       819550      SH    Sole                 819550
Veritas DGC, Inc.                COM          92343P107     4422       421900      SH    Sole                 421900
Western Wireless Corp.           COM          95988E204    20463      1114540      SH    Sole                1114540
Young Broadcasting, Inc.         COM          987434107    20102      1003100      SH    Sole                1003100
iShares Russell 2000 Index Fun   COM          464287655    33240       300000      SH    Sole                 300000